Long-term bank loan (Detail Textuals) ¥ in Millions	Jul. 04, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jul. 04, 2017 CNY (¥)
Debt Instrument [Line Items]
Working capital loan		$ 640,455	$ 661,167
Jianxin Bank of Lishui | Loan agreement
Debt Instrument [Line Items]
Working capital loan	$ 640,455			¥ 4.4
Maturity date	May 15, 2019
Effective interest rate	9.60%			9.60%